Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Net profit	¥ 1,194,960	¥ 516,444	¥ 895,750
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	96,497	(37,183)	50,358
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	826,241	(137,279)	1,646,992
Own credit on financial liabilities designated at fair value through profit or loss:
Gains (losses) arising during the period, before tax	635	9,511	(11,900)
Share of other comprehensive income (loss) of associates and joint ventures	3,216	(595)	(14)
Income tax relating to items that will not be reclassified	(289,732)	15,442	(510,012)
Total items that will not be reclassified to profit or loss, net of tax	636,857	(150,104)	1,175,424
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(72,196)	144,649	(140,412)
Reclassification adjustments for (gains) losses included in net profit, before tax	87,581	15,186	110,509
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	361,685	(32,479)	528,441
Reclassification adjustments for (gains) losses included in net profit, before tax	39,944	(640)	(11,258)
Share of other comprehensive income (loss) of associates and joint ventures	19,966	40,492	13,210
Income tax relating to items that may be reclassified	(7,142)	(42,668)	9,226
Total items that may be reclassified subsequently to profit or loss, net of tax	429,838	124,540	509,716
Other comprehensive income (loss), net of tax	1,066,695	(25,564)	1,685,140
Total comprehensive income	2,261,655	490,880	2,580,890
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	2,203,762	452,475	2,555,100
Non-controlling interests	8,025	6,769	12,027
Other equity instruments holders	¥ 49,868	¥ 31,636	¥ 13,763